Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Principal Subsidiaries and VIE Subsidiaries and Schools	As of August 31, 2024, details of the material Company’s subsidiaries, schools, its VIEs and the VIE’s major subsidiaries of the continuing operations were as follows:
	Place of establishment	Date of establishment	Equity interest attributed to the Group as of August 31, 2024	Principal activities
Major wholly owned subsidiaries:
Impetus Investment Limited (“Impetus”)	Cayman	April 1, 2014	100%	Investment holding
Zhuhai Bright Scholar	PRC	January 24, 2017	100%	Management consulting service
Time Education China Holdings Limited	Hong Kong	August 16, 2013	100%	Investment holding
Bright Scholar (Enlightenment) Investment Holdings Limited	Cayman	December 27, 2017	100%	Investment holding
Shenzhen Qianhai Xingkeyucai Trading Co., Ltd.	PRC	December 15, 2016	100%	Complementary education services
Can-achieve (Beijing) Education Consulting Co., Ltd.	PRC	May 14, 2008	70%	Complementary education services
Guangdong Bright Scholar Education Technology Co., Ltd.	PRC	September 26, 2017	100%	Complementary education services
Guangdong Zhixing Weilai Logistics Management Co., Ltd.	PRC	October 24, 2018	100%	Complementary education services
Bright Scholar (UK) Holdings Limited	UK	July 31, 2018	100%	Investment holding
CATS Colleges Holdings Limited	UK	March 13, 2019	100%	Investment holding
Cambridge Arts and Science Limited	UK	October 23, 1997	100%	Overseas education services
The Worthgate School Canterbury	UK	August 29, 2007	100%	Overseas education services
Guildhouse School London	UK	November 17, 2010	100%	Overseas education services
CATS Academy Boston Inc.	US	July 5, 2012	100%	Overseas education services
VIEs of the Company:
Foshan Zhiliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Beijing Boteng Consulting Co., Ltd.	PRC	June 1, 2021	100%	Investment holding
Foshan Yongliang Education Technology Co., Ltd.	PRC	August 13, 2021	100%	Investment holding
Major subsidiaries and schools of the VIEs:
Foshan Kunshun Culture Co., Ltd.	PRC	April 27, 2022	100%	Complementary education services
Foshan ShunQian Culture Co., Ltd.	PRC	May 20, 2022	100%	Complementary education services
Guangzhou Shunheng Culture Co., Ltd.	PRC	March 17, 2022	100%	Complementary education services
Jiangmen Shunkun Culture Co., Ltd.	PRC	June 16, 2022	100%	Complementary education services
Jurong Shuntai Culture Co., Ltd.	PRC	May 31, 2022	100%	Complementary education services